Investment Objectives and Goals	Apr. 30, 2026
Mairs & Power Fund
Prospectus [Line Items]
Risk/Return [Heading]	MAIRS & POWER FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Mairs & Power Fund’s (the “Fund”) fundamental objective is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average, long-term appreciation.
Mairs & Power Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	MAIRS & POWER BALANCED FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Mairs & Power Balanced Fund’s (the “Balanced Fund” or the “Fund”) fundamental objective is to provide capital growth, current income and preservation of capital.
Mairs & Power Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	MAIRS & POWER SMALL CAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Mairs & Power Small Cap Fund’s (the “Small Cap Fund” or the “Fund”) fundamental objective is to seek above-average, long-term appreciation.